GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL
GOODWILL

9.GOODWILL

	As of December 31,
	2019	2020
Beginning balance	$5,625	$5,534
Goodwill associated with an acquisition	—	611
Foreign currency translation adjustment	(91)	382
Ending balance	$5,534	$6,527

No impairment loss was recognized for the years ended December 31, 2018, 2019 and 2020. No accumulated goodwill impairment has been provided as of December 31, 2020.